Presentation of the Financial Statements and Accounting Practices	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Presentation of the Financial Statements and Accounting Practices
2.	Presentation of the Financial Statements and Accounting Practices
2.1 Presentation and preparation of the financial statements
The consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which include (i) IFRS, (ii) the International Accounting Standard (“IAS”), and (iii) the International Financial Reporting Interpretations Committee (“IFRIC”).
2.1.1 Basis of preparation
These consolidated financial statements have been prepared under the historical cost convention, except when the account requires different criteria and adjusted for assets and liabilities measured as at fair value in subsequent measurement, when applicable.
The preparation of financial statements requires the use of certain estimates. It also requires the management of the Company to exercise judgment in the process of applying the Company’s accounting policies. These consolidated financial statements include accounting estimates for certain assets, liabilities and other transactions.
The areas which involve higher degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.
2.1.2 Consolidation
These consolidated financial statements include the balances as of December 31, 2022 of the Company and all subsidiaries in which the Company has control, directly or indirectly.
All accounts and balances arising from transactions between controlled entities are eliminated during the consolidation process. Unrealized profits generated by intercompany transactions are eliminated in the consolidation process, both for sales operations from subsidiaries to the Parent Company (upstream transactions) or from the Parent Company to subsidiaries (downstream transactions).
Subsidiaries are entities over which the Company has control, which means exposure and rights to variable returns, the ability to use its power over these entities to affect those returns and ability to manage its relevant activities. The control assessment considers, in addition to who holds the majority of voting rights, the shareholders agreement in place between the Company and other non-controlling shareholders with voting rights, any rights arising from other contractual agreements and potential voting power. Subsidiaries are fully consolidated from the date on which control is acquired until the date in which the Company losses control.
Balances associated to the
non-controlling
shareholders with remaining interest over subsidiaries are presented as non-controlling
interest in the Company’s statements of income and shareholders’ equity. The accounting policies of the subsidiaries are consistent with the policies adopted by the Company.

2.1.3 Corporate structure
Below is presented information regarding the consolidated subsidiaries:
As of December 31, 2022:

Entity	Interest Embraer	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
ELEB Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.	100%	USA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, LLC	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC	100%	USA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC	100%	USA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	USA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	USA	Engineering services related to aircraft research and development
Embraer Defense and Security, Inc.	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services, LLC	51%	USA	Pilot, mechanic and crew training
EVE Holding, Inc	89.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
EVE UAM, LLC.	100%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EVE Soluções De Mobilidade Aérea Urbana Ltda.	100%	Brazil	Eve subsidiary with operations in Brazil.
Embraer Aviation Europe – EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International – EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply and development of satellite solutions
Visiona Internacional B.V.	100%	Netherlands	International subsidiary of Visiona
Tempest Serviços de Informática S.A.	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited	100%	UK	Retail trade of computer products, maintenance, repair and related services
EZS Informática S.A.	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	100%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Embraer GPX Ltda.	100%	Brazil	No operations
Embraer Netherlands Finance B.V.	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sale of spare parts and support services in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.

Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Concentrates the production and commercialization of Commercial Aviation

As of December 31, 2021:

Entity	Interest Embraer	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Concentrates the production and commercialization of Commercial Aviation
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands Finance B.V.	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sale of spare parts and support services in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	R&D of technological innovations in the aerospace sector and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Solutions, LLC	100%	EUA	Sale of spare parts and support services for the Executive Aviation
EVE UAM, LLC.	100%	EUA	Aircraft development, design, manufacturing, selling, certification and support and solutions for urban air traffic management, related to Urban Air Mobility (UAM)
EVE Soluções De Mobilidade Aérea Urbana Ltda.	100%	Brazil	Eve’s subsidiary with operations in Brazil
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Aviation France - EAF	100%	France	Sale of spare parts and support services in Europe
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply and development of satellite solutions
Visiona Internacional B.V.	100%	Netherlands	International subsidiary of Visiona
Tempest Serviços de Informática S.A.	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Tempest Security Intelligence Limited	100%	UK	Retail trade of computer products, maintenance, repair and related services
EZS Informática S.A.	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	99%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
Embraer GPX Ltda	100%	Brazil	No operations
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.

2.1.4 Associates
Águas Azuis Construção Naval SPE Ltda.
– Special purpose entity established by Embraer S.A., Atech - Negócios em Tecnologia S.A. and Thyssenkrup Marine Systems GmbH with the purpose of execution of Frigate Class Tamandaré Program signed with Brazilian Navy (supply of four military vessels of high technological complexity), with total interest of
25
%
by Embraer. The transactions performed by this entity are recognized using the equity method and are presented as operating income of the
Company.

Equity Investment Fund (
“
FIP
”
)
Aeroespacial
– Equity investment fund established with BNDES, FINEP and
Desenvolve
SP
, created with the aim of strengthening the aerospace, aviation, defense and security supply chain and promoting integration of systems related to these sectors through support for small and medium enterprises. The investment fund is not consolidated in the Company’s financial statements, its results are recorded using the equity method and presented as part of the operating income based in the Company’s equity interest of 34%.
2.2 Summary of significant accounting policies
We present below the significant accounting policies adopted in the preparation of these consolidated financial statements.
2.2.1 Functional and presentation currency
A Company’s functional currency is the currency of the primary economic environment in which it operates and is the currency that best reflects company’s business and operations. Based on our analysis, management has concluded that the U.S. dollar (“US$” or “Dollar”) is the Company’s functional currency, of the following indicators:

•	Currency that most influences the prices of goods and services; this is the currency in which the sales price of its goods and services are expressed and settled.

•	Currency of the country whose competitive forces and regulations most influence the Company’s business.

•	Currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.

•	Currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.
2.2.2 Transactions in foreign currencies
Transactions in other currencies (other than the functional currency) are translated into the functional currency at the foreign exchange rates in force on the transaction dates. The amounts in other currencies are updated at the exchange rates of the reporting dates. Foreign exchange gains and losses resulting from this translation (in relation to monetary assets and liabilities indexed in currencies other than the functional currency) are recognized in the consolidated statements of income as foreign exchange gain (loss), net. Customer advances and advances to suppliers for goods and/ or services in foreign currencies are translated to the Company’s functional currency in the transaction date and no subsequent translation is recognized.
The results and financial position of foreign subsidiaries that have a functional currency different from the Company’s functional currency are translated into the functional currency as follows:

•	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statements of financial position.

•
Income and expenses for each statement of income and statements of comprehensive income are translated at monthly average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	All resulting exchange differences are recognized in the statements of comprehensive income in the line of translation adjustments.
Goodwill
and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate, with foreign exchange gain (loss) being recognized as other comprehensive income.

2.2.3 Financial Instruments
a) Financial assets
a.1) Recognition and measurement
Financial assets are recognized when the Company becomes part of the instrument’s contractual arrangements. They are initially measured at fair value, plus transaction costs attributable to their acquisition or issuance, except for instruments measured at fair value through profit or loss, for which these costs are recognized immediately in the consolidated statements of income.
The Company classifies its financial assets under the following categories: (i) measured as at amortized cost, (ii) measured as at fair value through other comprehensive income and (iii) measured at fair value through profit or loss.
Financial assets are not reclassified subsequent to initial recognition, unless the Company modifies the business model for the management of these financial assets, in which case all affected assets are reclassified on the first day of the new business model.
Financial assets are derecognized when the contractual rights to receive cash flows from the asset expires or are transferred in a transaction in which substantially all the risks and benefits of ownership of the financial asset are transferred by the Company.
a.2) Classification and subsequent measurement
The Company classifies financial assets as measured at amortized cost only if both criteria are met:

•	The asset is held within a business model whose objective is to collect the contractual cash flows; and

•	The contractual terms give rise to cash flows, at specific dates, which relate only to the payments of principal and interest.
Financial assets measured as at amortized cost by the Company includes cash and cash equivalents, certain financial investments, trade accounts receivable, customer and commercial financing, guarantee deposits and other financial assets.
Financial assets measured as at fair value through other comprehensive income (FVOCI) are assets held within a business model whose purpose is achieved both through the receipt of contractual cash flows and the sale of financial assets, as well as their contractual terms generate, on specific dates, cash flows that are related only to payments of principal and interest.
Changes in fair value of FVOCI financial assets are recognized in other comprehensive income (loss) in the consolidated changes in shareholders’ equity. Gains or losses due to impairment and exchange variation, including interest calculated using the effective interest method, are recognized in the consolidated statements of income as financial expense, net, except for the exchange variation recognized as foreign exchange gain (loss), net. In the derecognition of these financial assets, any amounts accumulated in the consolidated statements of other comprehensive income are reclassified to the consolidated statements of income.
All financial assets not classified by the Company as measured at amortized cost or as FVOCI are classified as at fair value through profit or loss (FVTPL). These assets include financial assets held for active and frequent trading and derivative financial instruments.

(i)
Business model evaluation
The Company evaluates the business model objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:

•
The current financial policy and the objectives set for portfolio management, which includes assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the collection of cash flows through the sale of underlying financial assets.

•	How portfolio performance is assessed and reported to Management.

•	Risks that affect the performance of the business model and how they are managed.

•	The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.
(ii)
Evaluation if contractual cash flows are only principal and interest payments
To assess whether contractual cash flows are only principal and interest payments, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as the profit margin in the transaction.
This evaluation is made by considering the contractual terms of the financial assets, which includes, in addition to evaluating whether the contractual cash flows are only principal and interest payments, the existence of terms that could change the timing or value of the contractual cash flows which would not meet the definition, including: contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit access to cash flows of specific assets.
b) Financial liabilities
The Company classifies its financial liabilities in the following categories: (i) measured at amortized cost and (ii) fair value through profit or loss. A financial liability is measured at fair value through profit or loss if it is held for trading or is a derivative financial instrument, and its changes, including interest, are recognized in the consolidated statements of income. Changes in other financial liabilities measured as at amortized cost, including interest and exchange variation, are recognized in the consolidated statements of income under financial income (expenses), net caption, except for the exchange variation recognized as foreign exchange gain (loss), net.
Financial liabilities are derecognized when contractual obligations are withdrawn, canceled or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of income.
2.2.4 Cash and cash equivalents and financial investments
Cash and cash equivalents include cash in hand, cash in transit (amounts paid by our customers or debtors that are pending release by the intervening bank at the reporting date), bank deposits, net of bank overdrafts and highly liquid short-term investments, maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
Amounts related to cash and cash equivalents, which are however not available for use by the Company, are presented within other assets in the consolidated financial statements. Other financial investments with maturities of more than 90 days from the acquisition date are presented as financial investments.

2.2.5 Trade accounts receivable and customer and commercial financing
When making a sale, the Company evaluates its payment terms. If the sale amount is not received immediately, which is the case with aircraft sales, it will be recognized in the trade accounts receivable. The amount receivable when the payment is deferred by the customer is adjusted to present value if applicable, identifying an interest rate compatible with the market at the time of sale and applying it to the amount receivable according to the transaction payment terms.
Expected credit losses are recognized using actual credit loss experiences from the last years and follow-up of prospective trends in the markets and segments that the Company operates. The identified factor is applied to the measurement of expected credit losses and recognition of impairment losses in the consolidated statements of income. The methodology data is reviewed and updated periodically in respect of economic circumstances and market conditions in which the Company operates.
Customer and commercial financing relate to accounts receivable transactions identified with significant financing component.
The Company applies the lifetime model to estimate the expected credit losses over receivables recorded as customer and commercial financing. The expected credit losses are estimated considering the customer’s probability of default based on contractual term as defined on each applicable agreement and updated on a reporting date basis. The fair value of collateral components is considered to cover and reduce the credit exposure assumed (whether partially or in its entirety) as well as the expected credit losses recognized.
2.2.6 Derivative financial instruments
The Company uses derivative instruments to hedge its operations against the risk of fluctuations in foreign exchange, interest rates and share prices; they are not used for speculative purposes.
Gains and losses on derivative transactions are recorded in consolidated statements of income, considering the fair value of these instruments. The unearned gains and losses are recognized in the consolidated statements of financial position under derivative financial instruments, and the counterpart in consolidated statements of income under financial expense, net, (Note 32), except for operations to hedge exposure to changes in exchange rate or designated as cash flow hedge, which is recognized as other comprehensive income (loss) in shareholders’ equity.
a) Warrants
Public and Private Warrants
Public Warrants are listed and traded on the NYSE under the ticker EVEX.WS, so their fair value is derived directly from observable market prices. The measurement of Public and Private Warrants is identical since the differences between them do not affect their fair value.
Strategic Warrants
Strategic Warrants are measured as follows:
a) Penny warrants: the share price of the EVEX.WS ticker on the NYSE minus the warrant’s strike price;
b) Market warrants: measurement identical to that of Public Warrants, except for those issued with a different strike price, which are measured based on the Black-Scholes pricing model.
Certain Strategic Warrants are exercisable subject to the occurrence of future events. In the initial measurement and subsequent recognition of the financial instrument, the probability of occurrence of these events that would allow investors to exercise the right to purchase the shares is considered.
The initial recognition of Warrants was recorded as other operating expenses and changes in their fair value are recorded in financial income. Additional information is described in Note 12.5.3.

2.2.7 Hedge accounting
The Company uses hedge accounting to record certain derivative financial instruments applied to hedge risks of fluctuations in foreign exchange and interest rates in transactions associated with firm commitments and highly probable forecast transactions.
On the hedge’s initial designation, the Company formally documents the relationship between hedge instruments and hedged items, including the risk management objectives and the strategy for conducting the transaction, together with the methods used to evaluate the effectiveness of hedge relationship.
The fair value of derivative financial instruments designated as hedge accounting is presented in Note 8. Changes in fair value of hedge instruments and hedge costs are recorded in other comprehensive income (loss) in shareholders’ equity and are also presented in Note 8.
a) Fair value hedge
Fair value hedge is applied for derivative financial instruments that hedge the Company against risk of fluctuations in interest rates (hedged risk) of loans and financing.
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in income or loss, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The gain or loss relating to the effective portion of interest rate swaps is recognized in income or loss as financial expense, net. The gain or loss relating to the ineffective portion is recognized in income or loss within financial expense, net.
b) Cash flow hedge
Cash flow hedge is applied for hedging risks associated with the volatility of cash flows in foreign currency associated with highly probable forecast transaction that will impact income or loss, in this case the payroll expenses of personnel in Brazil settled in Brazilian Real.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in income or loss, within financial expenses, net.
Where option contracts are used to hedge forecast transactions (put and call options of foreign currency), the Company designates only the intrinsic value of the options as the hedging instrument. Gains or losses relating to the effective portion of the change in intrinsic value of the options are recognized in the cash flow hedge reserve within the shareholders’ equity. The changes in the time value of put and call options that relate to the hedged item (‘aligned time value’) are recognized as hedge costs in other comprehensive income (loss) within shareholders’ equity.
Amounts accumulated in shareholders’ equity are reclassified in the periods when the hedged item affects income or loss.
When a hedging instrument expires, or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in shareholders’ equity at that time remains in shareholders’ equity until the highly probable forecast transaction occurs, when it is reclassified to income or loss along with the gain or loss of forecast transaction. When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in shareholders’ equity are immediately reclassified to income or loss within financial expense, net.
c) Effectiveness of hedge accounting
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments, to ensure that an economic relationship exists between the hedged item and hedging instrument.

For fair value hedges, the Company enters into interest rate swaps where the critical terms of the hedging instrument match exactly with the terms of the hedged item, as notional value, payment term and cash outflow dates. Since all critical terms matched during the year the hedge relationship was 100% effective.
In the case of cash flow hedges designated to hedge the volatility of payroll expenses settled in Brazilian Real, the Company enters into zero-cost
collar financial instruments by buying put options and selling call options of foreign currency with the same counterparty and risk premium zero. The critical terms of financial instruments matched with the terms of hedged risk the put and call options notional value hedges the risk 1:1 (forecast of payroll cash flows in Brazilian Real for fiscal year) and its due date is within the forecast dates of cash outflows throughout the year. The Company asses on a qualitative and prospective basis the cash flow hedge effectiveness. If relevant changes in circumstances affect the terms of the hedged item, as changes in the forecast value of hedged cash outflows in Brazilian Real in comparison to the effective value, the Company performs on a prospective basis the balance of hedge relationship and any ineffective portion is recognized in income or loss within financial expense, net.
2.2.8 Inventories
The Company’s inventories are largely comprised of raw material, work in progress, spare parts and finished goods. Inventories of raw materials are recognized at acquisition cost. Inventories of work in process comprise raw materials, direct labor, other direct costs and general production costs attributable to the cost of the inventories. Once the products have been completed, they are recognized as finished products.
Inventories of raw material and spare parts are recognized as at the weighted average cost. Manufactured aircrafts (finished goods) and work in progress are measured at their individual production cost, which is recognized as cost of sales and services in the consolidated statements of income when aircraft are delivered to the customer.
Inventories are assessed periodically to determine whether the net realizable value is higher than its cost and impairment loss is recognized if the book value is higher as cost of goods sold and services rendered.
Provision for obsolescence is recorded for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the provision is based on technical obsolescence of items without activity for over two years.
The Company may have used aircraft for resale, usually received in trade-in transactions to facilitate new aircraft sales. The book value of these assets is compared periodically with its net realizable value, which is the assets estimated selling price in the ordinary course of business less estimated costs to sell. Any loss identified is recognized in the consolidated statements of income as other operating expenses, net. Management, together with its external appraisers, estimates the sale price based on aircraft appraisals.
2.2.9 Income tax and social contribution
Tax expenses for the year comprise current and deferred income tax. Income tax is recognized in the consolidated statements of income, except the portion of deferred income tax related to items recognized directly in the consolidated shareholders’ equity in other comprehensive income.
The current income tax is calculated considering the effective tax laws on reporting date in the countries which the Company operates and generates taxable income, wherein 34% in Brazil, composed of 25% income tax and 9% social contribution on net income.
Management evaluates on a recurring basis uncertain tax positions taken by the Company in the current income tax calculation based on the applicable tax laws, and records a provision, when appropriate, based on the estimated amount to be paid to tax authorities.
Deferred income tax is recognized on temporary differences arising between the tax and accounting basis of assets and liabilities. Deferred income tax asset is recognized solely based on future taxable income available to reverse the temporary differences.

Deferred income tax assets and liabilities are presented net in the statements of financial position when there is intention and the legal right is enforceable to offset the amounts in the current income tax calculation, and mainly related to the same legal entity and same tax authority. Therefore, deferred tax assets and liabilities of different legal entities and/or tax jurisdictions are generally presented gross.
2.2.10 Assets held for sale
An asset or group of assets and liabilities is held for sale when its carrying amount is expected to be recovered mainly through the sale transaction rather than through continuing use. This occurs if the asset is available for immediate sale “as is”, subject only to usual and customary terms for completion of the transaction, when the sale is d efined
as highly probable.
The group of assets and liabilities held for sale (disposal group) are measured at the lower of their carrying amount and fair value less incremental costs directly attributable to the conclusion of sale transaction.
Upon the classification as assets held for sale, the depreciation and amortization of non-current assets, including property, plant and equipment, intangible assets and right of use, are ceased and no longer recognized in the statements of income due to the expectation of realization of these assets by sale instead of continuous use.
Impairment losses of assets held for sale, or group of assets and liabilities held for sale, are recognized as other operating expense, net in the statements of income.
2.2.11 Investments
Investments in associates are recorded and valued in the consolidated financial statements using the equity method of accounting. In the case of exchange variations on foreign investments that use a functional currency other than that used by the Company, such exchange variations are recognized in cumulative translation adjustments within shareholders’ equity and are only recognized in the consolidated statements of income when the investment is sold or expensed.
2.2.12 Property, plant and equipment, net
Property, plant and equipment are recognized by the acquisition, formation or construction cost, less accumulated depreciation and impairment losses.
Depreciation is calculated by the straight-line method based on the asset’s estimated useful life, Note 14. Land is not depreciated. The estimated useful lives are reviewed and adjusted, if appropriate, at the end of each fiscal year.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company.
The Company estimates the residual value for certain aircraft spare parts included in the exchange pool program, which is reviewed by Management and, if necessary, adjusted at the end of each reporting period. The Company does not attribute residual values to other assets as assets are not usually sold and in the event of a sale, the amount is not significant.
The items comprising property, plant and equipment are summarized below:

a)	Land - mainly comprises areas on which the industrial, engineering and administrative buildings are located.

b)	Buildings and land improvements - mainly plants, engineering departments and offices, and land improvements include parking lots, road systems and water and sewage networks.

c)	Facilities - comprise auxiliary industrial facilities that directly or indirectly support the Company’s industrial operations, as well as facilities of the engineering and administrative departments.

d)	Machinery and equipment - machinery and other equipment directly or indirectly used in the manufacturing process.

e)	Furniture and fixtures - furniture and fixtures used in the production, engineering and administrative departments.

f)	Vehicles - mainly industrial vehicles and automobiles.

g)	Aircraft - mainly aircraft leased to airlines, and those used to assist in testing new projects.

h)	Computers and peripherals - information technology equipment used mainly in the production process, engineering and administration.

i)	Tooling - tools used in the Company’s production process.

j)	Property, plant and equipment in progress - construction works to expand the manufacturing plants and aircraft maintenance centers.

k)
Exchange pool program -
the exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.

2.2.13 Intangible assets, net
a) Development
Research costs are recorded as an expense when they are incurred. Project costs, comprised mainly of expenditure on product development, including drawings, engineering designs and construction of prototypes, are recorded as intangible assets when it is probable that the projects will generate future benefits, taking into account their commercial and technological feasibility, availability of technological and financial resources, and only if the cost can be reliably measured.
Capitalized development costs are amortized from the time at which benefits begin to accrue based on units produced, and the amortized amounts are appropriated to production cost. Revision of the amortization quota is made at least annually.
The Company has agreements with certain key suppliers, hereby denominated partners, who participate in the Company’s research and development projects by contributing cash. The Company records such contributions as financial liability on receipt and when the milestones are completed and amounts not refundable, the contributions are reclassified as reduction of intangible assets (development expenditure) and amortized following the same intangible amortization criteria.
b) Computer software
Software licenses are capitalized and amortized over their estimated useful lives.
Costs associated with maintaining computer software programs are recognized as expense as incurred. Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
2.2.14 Impairment of long-lived assets
At the end of each fiscal year, the Company performs impairment test for all cash-generating units (CGUs) with goodwill generated from business combination allocated and for CGUs with intangible assets still under development and not yet producing (undefined useful life).

CGUs with definite-lived assets (property, plant and equipment, and intangibles) allocated are analyzed, at each quarter, whether there is any indication it might be impaired to perform the impairment test.
Assets are grouped in CGUs taking into consideration the Company’s business model and its monitoring of cash flows. In general, the CGUs are defined in accordance with the families or platforms of aircrafts or other goods and services produced by the Company, irrespective of its geographic location.
The Company applies the value in use concept, using discounted cash flow projections, discounted at an appropriate rate which reflects the investors’ expectations of return. The cash flow projections for the CGUs take into consideration the Company’s medium and long-term strategic plan, based on the characteristics and expectations of the business.
When the impairment test is performed, Management compares the carrying amounts of the Company’s CGUs with its recoverable amounts, which is determined at the higher between its value in use and fair value less cost to sell. An impairment charge is recognized when the carrying amount exceeds the recoverable amount.
Any impairment losses of a CGU are recognized in the consolidated statements of income in the line of other operating income/expense, net and allocated to relevant assets of the impaired CGU.
The exception to this concept is aircraft that the Company held in its property, plant and equipment for operating leases purposes, in which the Company acts as lessor. In this case, the aircraft are tested individually using the higher of their value in use and its market value to determine the recoverable amount. For impairment test purposes, the market value is estimated with the assistance of an assessment prepared by third party appraisals and the value in use is determined by the discounted cash flow of lease agreement associated with each aircraft tested, when applicable.
Long-lived assets, except goodwill, adjusted for impairment losses are reviewed subsequently for a potential reversal scenario on the reporting date. Impairment losses recognized over goodwill are not reversed.
The reversal of impairment losses for a cash-generating unit is allocated to the CGU assets, except goodwill, on a pro rata basis and up to the carrying amount of these assets (net of depreciation and amortization). Reversal of impairment losses is recognized in the line of other operating expense, net.
Assets held for sale are tested for impairment in accordance with practice described in Note 2.2.10.
2.2.15 Leases
The lease agreements which the Company act as lessee and are accounted under IFRS 16 mainly refers to lease of buildings, offices, lands and vehicles signed by subsidiaries domiciliated outside Brazil (United States and Europe). The term of those agreements varies in the range of 2 to up 20 years, and the average discount rate applied to the agreements with maturity higher than 5 years is 6.7% p.a.
a) Right-of-use assets
The Company recognizes
right-of-use
assets on the lease inception date (that is, the date in which the asset is available for use). The right-of-use
assets are measured at cost, less any depreciation or impairment losses and are adjusted for any revaluation of lease liabilities. The cost of right-of-use
assets includes the amount of the recognized lease liability, the initial direct costs incurred less any lease incentives received. The right-of-use
assets are depreciated on a straight-line basis considering the lease term and the Company’s intention in renewal options, based on the best estimate on each reporting date.
Right-of-use
assets are subject to impairment test if there is evidence that their carrying amount may be higher than the recoverable amount.

Expenses on the depreciation of the
right-of-use
asset are recognized as operating expenses in the statements of income for the year.
b) Lease liabilities
On the lease inception date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term, which is measured based on the contract term and renewal options. Lease payments include fixed payments less any lease incentives received. Variable lease payments not dependent on an index or rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

When
calculating the present value of lease payments, the Company uses the incremental borrowing rate. After the inception date, the amount of the lease liability is increased to reflect the increase of interest, adjustments of installments and reduced for lease payments made. Moreover, the carrying amount of the lease liability is remeasured in case of any modification, a change in the lease term, a change in fixed lease payments or a change in valuation to acquire the underlying asset. Interest is recognized as financial expense, net in the statements of income for the year.
(i)
Determination of the lease term:
The Company determines the contractual term as the non-cancelable lease term, plus any period covered by a renewal option, if it is reasonably certain that it is exercised, or any option to terminate the lease, if it is reasonably certain that it will not be exercised. The Company has the option, under some of its leases, to maintain the assets for additional periods from three to five years. The Company applies judgment when assessing if it is reasonably certain that it will exercise the renewal option, considering all significant factors that create an economic incentive for the exercise of the renewal.
The Company reassesses the lease term if there is an event or significant change under circumstances that are under its control and affect its capacity to exercise (or not exercise) the option to renew (e.g. a change in the business strategy).
(ii)
Short-term leases and low-value asset leases:
The Company applies the short-term lease recognition exemption to all its leases with the contractual term below or equal to 12 months from the inception date and without a purchase option. The practical expedient of recognition exemption for low-value assets leases for which the individual amount is below US$ 5 thousand is also applied. Short-term and low-value lease payments are recognized as expenses on a straight-line basis over the lease term.
2.2.16 Loans and financing
Loans are recognized initially at fair value, net of transaction costs, and subsequently carried at amortized cost (plus charges and interest on a pro rata basis), considering the effective interest rate on each transaction.
Loans are classified as current or non-current liabilities based on contractual terms.
When a substantial period is required for construction or production of an asset before it is ready for use (qualifying asset), the borrowing costs are capitalized as part of the cost of such assets. The costs are allocated based on the average rate for all active loans, weighted in accordance with additions in the period. Borrowing costs are interest and other costs incurred by the Company in obtaining funding.
2.2.17 Financial guarantees and residual value guarantees
In certain aircraft sales transaction of the Commercial Aviation, the Company might grant financial or residual value guarantees on delivery of these aircraft, as part of the aircraft sale and financing structure.
The residual amount is guaranteed to the customer in the residual value guarantees based on the expected future value of the aircraft at the end of the funding, subject to a maximum limit, agreed by the contract. Residual value guarantee is measured at fair value through profit or loss on each reporting date with changes recognized as financial expenses, net. The exercise of residual value guarantee can be claimed by the customer at the end of guaranteed term if contractual conditions are met or through settlement agreement. The adjustment of the recognized financial liability to the settlement amount is recognized as an increase or decrease in financial expense, net.

Financial guarantees are measured at the time of aircraft delivery (premium received) and recognized as a reduction in sales revenue. The premium income is amortized on a monthly basis based on the guaranteed coverage term.
If the financial guarantee exercise is probable as a result of significant events occurred, such as filing for bankruptcy of a customer covered by financial guarantee granted, the Company may record an additional provision regarding the probable estimated cash outflow, based on the best estimate of potential losses.
2.2.18 Unearned income
Unearned income comprises government grants received by the Company and its subsidiaries.
Government grants are recognized against the expenses in which the resources were used. When government grants are received in advance for research investments they are recorded as unearned income and recognized in the consolidated statements of income to the extent that the resources are invested and contractual milestones are met, as reduction of research expenses.
Government grants for the acquisition of property, plant and equipment are recognized as debt (loans and financing) in liabilities until the milestones determined by the granting entity are met. Once the milestones are completed, the grant is recognized as unearned income. This unearned income is recognized in the consolidated statements of income as a reduction of the depreciation expense of the underlying asset it is proposed to subsidize in proportion with the recognition of the expense.
Income earned with non-distributable government grants is allocated from the income of the year to the government grants reserve in shareholders’ equity.
2.2.19 Provisions, contingent assets and liabilities, legal obligations and court-mandated escrow deposit
Provisions – provisions are recognized based on the judgment of the Company’s Management and its legal counsel, the nature of the lawsuits, legal precedent, complexity and court interpretations, whenever the loss is considered probable, when such loss would result in a probable outflow of resources to settle the obligations and when the amounts involved can be reasonably estimated, the provision is recognized. The provision for labor claims is recognized based on the Company’s historical percentage of cash outflows of each demand. The amounts provided represent the Company’s best estimate of the anticipated outflow of resources.
Tax positions - for income tax matters a provision is recognized when the Company’s Management evaluates with the assistance of its legal advisors that an uncertainty over income tax treatments taken during the fiscal years subject to tax authorities’ examinations, or under discussions in administrative or legal instances with tax authorities, is not probable to be accepted by decisions of the court of last resort.
Contingent liabilities – amounts for which disbursement is classified as possible risk of loss are disclosed but not recorded in the consolidated financial statements. Where the probability of loss is classified as remote, neither provision nor disclosure are required. For income tax matters under administrative discussion or legal demand with tax authorities, the Company discloses the amounts of income tax treatments taken that in its assessment is probable to be accepted by decisions of the court of last resort.
Legal obligations - relates to tax payables under the Brazilian law for which the Company has accrued the corresponding liability but initiated legal disputes challenging their applicability. Such tax liabilities under discussion are fully recognized as tax payables in the consolidated financial statements.
Court-mandated escrow deposits - recorded as other assets and periodically updated for monetary correction.
2.2.20 Product warranties
Warranty expenditure on aircraft is estimated on the delivery of these products. The estimates are based on historical data that includes, among other, warranty claims and related repair or replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircrafts, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.

The Company may be obliged to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are provisioned when the new requirements or improvements are requested and known.
Management reviews the assumptions and the evolution of warranty related costs periodically, and if appropriated, adjustments to the provision is recorded.
The product warranties balances are presented in the provisions caption in the consolidated statements of financial position, Note 24.1.
2.2.21 Post-retirement benefits
a) Defined contribution
The Company sponsors a closed pension plan of defined contribution for its employees that for companies based in Brazil, is administered by EMBRAERPREV - Complementary Pension Society.
For the defined contribution plan, the Company’s obligation is restricted to the monthly contribution linked to a predefined percentage of the remuneration of employees linked to this plan.
Obligations for contributions to defined contribution plans are recognized in the result as personnel expenses when related services are provided by employees.
b) Post-retirement healthcare benefits
The Company and some of its subsidiaries provide healthcare benefits to retired employees.
The planned costs of offering post-retirement healthcare benefits and coverage for dependents are recorded as a provision during the period of employment based on actuarial studies conducted to identify future exposure, based on the following main premises:

i)	Discount rate - brings future benefit flows to present value and is defined based on the ratio of Brazilian government securities.

ii)
Increase of medical costs rate - represents the increase in the value of medical care and is not applied linearly, as the companies historically tend to take measures to reduce the cost, or even change health plan providers.

iii)	Morbidity rate (aging factor) - measures the increased use of health plans considering the aging population.

iv)	Mortality rate - uses the RP-2000 generational table provided by Society of Actuaries (SOA), which shows the rate by age and sex.

v)	Probability of Retirement - estimates the probability of retirement by age group.

vi)	Termination rate - uses the T-3 Table Service available from the Society of Actuaries (SOA), which shows the average rate of termination of employees by age.
The Company recognizes changes in the provision for the plan against other comprehensive income in consolidated shareholders’ equity, net of taxes, to the extent that there are changes in the assumptions and against consolidated statements of income if there are changes in the costs of the current benefit plan or in the plan’s contractual characteristics.
This provision is reviewed at least annually.

2.2.22 Employee profit-sharing plan
The Company provides a profit-sharing plan for its employees, which is linked to performance targets established in action plans set and agreed at the beginning of each year. The profit-sharing approved by current policy is equivalent to a percentage of a monthly compensation of each employee (varying from 40% to 90%) associated with fulfillment of individual and corporative targets. Provisions are recognized monthly by applying the agreed percentage to the payroll of the Company, recognized in the consolidated statements of income accounts related to the function performed by each employee (costs or expenses).
The Company performs advance payment of up to 40% of amounts due for each employee under the profit-sharing plan during the fourth quarter of fiscal year being evaluated, and the remaining portion is not paid until April of next fiscal year when the evaluation of results and targets for fiscal year ended is already completed.
2.2.23 Share-based payment
The Executive Remuneration Policy (PRE) determines that the remuneration of the Company’s management shall be granted as a Long-Term Incentive (LTI) with the objective of retaining and attracting qualified personnel who will make an effective contribution to the Company’s performance. The Company provides one type of share-based remuneration in the form of LTIs during the current fiscal year:
Cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of the Company’s shares. At the end of the vesting period the participant receives the quantity of virtual shares converted into Real, at the shares’ current market value. The Company recognizes the obligation during the vesting period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented as an account payable to employees and the fair value is calculated based on the market price of the shares and registered as financial expense, net in the consolidated statements of income. The phantom shares plan is a cash-settled share-based payment transaction and therefore has no impact on the calculation of diluted earnings per share.
2.2.24 Earnings per share
Basic and diluted earnings per common share are computed by dividing net income attributable to Embraer shareholders by the weighted average number of common shares outstanding during the fiscal year. The Company has no stock options available which could potentially dilute outstanding common shares.
2.2.25 Revenue from contract with customers
Revenue comprises the fair value of the consideration received or to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts, and in the consolidated financial statements, after eliminating intercompany sales.
a) Revenue from sales of aircraft and spare parts
Revenues from aircraft and spare parts sales are recognized when the control is transferred to the customer, that is, when all recognition conditions are met. Revenues from commercial, executive and agricultural aircraft and spare parts are generally recognized upon delivery or shipment to the customer.
For the spare parts sale contracts, the client makes the payment after the transfer of control, with average payment term of 30 days.
In sales of aircraft contracts, other performance obligations, such as supply of spare parts, training services, technical assistance and other obligations may be presented, which may or may not be delivered simultaneously to the aircraft delivery. For the Commercial and Executive Aviation contracts, the individual selling price is allocated for these additional performance obligations, and the variable considerations (as discounts), are allocated using the cost-plus margin method. In the Defense & Security aircraft sales, there is no stand-alone price basis considering its high customization, the price is allocated in the performance obligation considering the cost-plus margin method.
For these performance obligations, the revenue is recognized when the control of related product or service is transferred to the customer.

b) Revenue from services
Revenues from services are recognized over time as services are provided. Services mainly includes technical services, training, maintenance of aircraft and parts, modernization services and support programs.
The average payment term is 30 days, and for some services, such as modernization of Defense aircraft, the client’s payment schedule follows a schedule agreed between the parties.
Exchange pool programs and total support programs revenues are recognized monthly during the contract period, because there is no customer use pattern that can be reliably projected and consist of a fixed rate and part of a variable rate directly related to the hours actually flown by the aircraft covered in these programs.

c)	Revenue from long-term contracts (Defense & Security)
In
the Defense & Security segment, most of the sales contracts are characterized by the high customization of the products and development of new technologies whose transfer of control to the customer occurs over time of development and production of aircraft or new technology as a single performance obligation. In such contracts, their revenues are recognized over time at amounts equal to the ratio of actual cumulative costs incurred at the end of reporting period divided by total estimated costs at completion, multiplied by the allocated price less the cumulative revenue recognized in prior reporting period.
The adequacy of revenue recognition related to development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company understanding is that the cost incurred method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
There are no significant financing components in the long-term contracts of the Defense & Security segment. The payment terms are mainly aligned with the stages of execution and deliveries of each contract, as agreed by the Company and the customers, and there is no willingness on either side to finance the other.

d)	Contract assets and liabilities
The contract assets relate to the Company’s rights to the consideration for the work completed and not billed at the date of the consolidated financial statements, mainly from long-term Defense & Security contracts that are recognized over time as noted above, and net of any expected credit losses recognized. Contract assets are transferred to trade accounts receivable when the rights become unconditional. Expected credit losses are calculated over the contract assets balances, as detailed in Note 2.2.5.
Contract liabilities refer to
non-refundable
advance payments received by the Company prior to the delivery of the aircraft and advances of consideration received from customers related to the acceptance of managerial stages/ tasks under long-term contracts of Defense & Security (customer advances), as well as to the supply of spare parts, training, technical assistance and other obligations included in aircraft sales contracts (multiple element).

e)	Costs to obtain a contract
Refers
to incremental costs incurred by the Company solely to obtain contracts with customers that will be recovered in the fulfillment of these contracts, such as costs incurred with sales commissions and bank guarantees granted in Defense & Security long-term contracts. Assets for obtaining contracts are capitalized as other assets and amortized when (or as) the related contract revenue is recognized.

2.2.26 Cost of sales and services
Cost of sales and services consists of the cost of the aircraft, spare parts and services rendered, comprising:

a)	Material - Materials used in the production process, substantially acquired from foreign suppliers.

b)	Labor - comprises salaries and related charges, primarily in Brazilian reais.

c)	Depreciation - The Company’s fixed assets are depreciated using the straight-line basis over their useful lives.

d)
Amortization
-
Internally generated intangible assets are amortized in accordance with the estimated sales of the series of aircraft. Intangible assets acquired from third parties are amortized on straight-line bases over their estimated useful lives.

e)
Product warranties
-
The Company estimates and records a liability for guaranteed obligations related to its products on the date of delivery of the aircraft, based on historical experience and recorded as cost of goods sold.

f)
Multiple-element arrangements
- The Company enters into transactions that represent multiple-element arrangements, such as for providing training, technical assistance, spare parts and other concessions. These costs are recognized when the product or service is delivered or provided to the customer.

2.2.27 Financial expense, net and foreign exchange gain (loss), net
Financial expense, net and foreign exchange gain (loss), net principally comprise interest income on cash and cash equivalents and financial investments measured as at amortized cost and FVOCI, financial charges on loans, tax updates and foreign exchange gain (loss) on assets and liabilities expressed in currencies other than the functional currency (U.S. dollar), on an accrual basis. Gains or losses on fair value changes of FVTPL financial instruments are also recognized as financial expense, net.
Changes in the fair value of the residual value guarantees and income or loss on the provision and implementation of derivative financial instruments capitalized are also recorded as financial expense, net in the consolidated statements of income.
Financial income and expense exclude borrowing costs attributable to acquisitions, buildings or the contribution of qualifying assets that require a substantial period to be ready for use or sale.
2.2.28 Statement of cash flows
The statement of cash flows was prepared using the indirect method.
2.2.29 Segment reporting
Operating segment information is presented in a manner consistent with the internal reports provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is the Chief Executive Officer.
Generally, balances and transactions that are not directly allocated to a specific operating segment but contributed to its operations, such as corporate area expenses, are appropriated on pro-rata basis, using revenue from each segment as an allocation factor.